Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	December 31, 2021	December 31, 2020
Advances received on contracts in progress, between 1 and 5 years	503	508
Derivatives	2,987	6,385
Total non-current other payables	3,490	6,893
Trade payables	26,012	27,226
Accrued expenses	38,020	35,321
Accrued payroll	2,160	5,849
Dividends payable	555	565
Accrued interest	6,570	2,959
Deferred income	7,545	13,138
Other payables	3,050	92
Total current trade and other payables	83,912	85,150